ACCRUED INTEREST (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Accrued Interest	$ 45,290	$ 43,473	$ 33,262
Pubrelco Inc [Member]
Total Accrued Interest	442	124
Note payable related party [Member]
Total Accrued Interest	$ 44,848	43,349	32,597
Power Up Lending Group [Member]
Total Accrued Interest			665
Note payable [Member]
Total Accrued Interest		$ 124